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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-07701
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                          GE LIFESTYLE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,INC.,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  12/31/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                      GE LIFESTYLE CONSERVATIVE ALLOCATION

                   SCHEDULE OF INVESTMENTS -DECEMBER 31, 2005

                                                       NUMBER OF
                                                          SHARES           VALUE
--------------------------------------------------------------------------------
EQUITY - 98.9%
--------------------------------------------------------------------------------
GE Fixed Income Fund (Class Y)                            68,874   $     827,175
GE International Equity Fund (Class Y)                    11,858         200,754
GE Small-Cap Value Equity Fund (Class Y)                   4,970          77,541
GE U.S. Equity Fund (Class Y)                             15,965         435,198
                                                                       1,540,668

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.1%
--------------------------------------------------------------------------------
GEI Short-Term Investment Fund
 4.42%                                                     1,000           1,000

TOTAL INVESTMENTS                                                      1,541,668
  (COST $1,505,996)

OTHER ASSETS AND LIABILITIES - 1.0%                                       15,928

                                                                   -------------
NET ASSETS - 100.0%                                                $   1,557,596
                                                                   =============

                        GE LIFESTYLE MODERATE ALLOCATION

                   SCHEDULE OF INVESTMENTS -DECEMBER 31, 2005

                                                       NUMBER OF
                                                          SHARES           VALUE
--------------------------------------------------------------------------------
EQUITY - 99.2%
--------------------------------------------------------------------------------
GE Fixed Income Fund (Class Y)                           230,298   $   2,765,877
GE International Equity Fund (Class Y)                   102,902       1,742,135
GE Small-Cap Value Equity Fund (Class Y)                  62,957         982,138
GE U.S. Equity Fund (Class Y)                            102,597       2,796,793
                                                                       8,286,943

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.8%
--------------------------------------------------------------------------------
GEI Short-Term Investment Fund
 4.42%                                                    68,642          68,642

TOTAL INVESTMENTS                                                      8,355,585
  (COST $7,694,400)

OTHER ASSETS AND LIABILITIES - 0.0% *                                      2,250

                                                                   -------------
NET ASSETS - 100.0%                                                $   8,357,835
                                                                   =============

* Less than 0.1%

                        GE LIFESTYLE AGGRESIVE ALLOCATION

                   SCHEDULE OF INVESTMENTS -DECEMBER 31, 2005

                                                       NUMBER OF
                                                          SHARES           VALUE
--------------------------------------------------------------------------------
EQUITY - 99.3%
--------------------------------------------------------------------------------
GE Fixed Income Fund (Class Y)                           125,383   $   1,505,850
GE International Equity Fund (Class Y)                   139,376       2,359,632
GE Small-Cap Value Equity Fund (Class Y)                 117,309       1,830,026
GE U.S. Equity Fund (Class Y)                            128,101       3,492,024
                                                                       9,187,532

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.6%
--------------------------------------------------------------------------------
GEI Short-Term Investment Fund
 4.42%                                                    54,591          54,591

TOTAL INVESTMENTS                                                      9,242,123
  (COST $8,552,035)

OTHER ASSETS AND LIABILITIES - 0.1%                                        9,012

                                                                   -------------
NET ASSETS - 100.0%                                                $   9,251,135
                                                                   =============

                       GE LIFESTYLE CONSERVATIVE STRATEGY

                   SCHEDULE OF INVESTMENTS -DECEMBER 31, 2005

                                                       NUMBER OF
                                                          SHARES           VALUE
--------------------------------------------------------------------------------
EQUITY - 98.3%
--------------------------------------------------------------------------------
GE Fixed Income Fund (Class A)                           127,272   $   1,529,813
GE International Equity Fund (Class A)                    23,478         394,663
GE Small-Cap Value Equity Fund (Class A)                   9,448         145,118
GE U.S. Equity Fund (Class A)                             29,284         802,397
                                                                       2,871,991

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.5%
--------------------------------------------------------------------------------
GEI Short-Term Investment Fund
 4.42%                                                    43,627          43,627

TOTAL INVESTMENTS                                                      2,915,618
  (COST $2,836,030)

OTHER ASSETS AND LIABILITIES - 0.2%                                        6,793

                                                                   -------------
NET ASSETS - 100.0%                                                $   2,922,411
                                                                   =============

                         GE LIFESTYLE MODERATE STRATEGY

                   SCHEDULE OF INVESTMENTS -DECEMBER 31, 2005

                                                       NUMBER OF
                                                          SHARES           VALUE
--------------------------------------------------------------------------------
EQUITY - 98.1%
--------------------------------------------------------------------------------
GE Fixed Income Fund (Class A)                           473,464   $   5,691,044
GE International Equity Fund (Class A)                   206,529       3,471,747
GE Small-Cap Value Equity Fund (Class A)                 131,517       2,020,099
GE U.S. Equity Fund (Class A)                            209,851       5,749,926
                                                                      16,932,816

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.2%
--------------------------------------------------------------------------------
GEI Short Term Investment Fund
 4.42%                                                   207,688         207,688

TOTAL INVESTMENTS                                                     17,140,504
  (COST $15,488,695)

OTHER ASSETS AND LIABILITIES - 0.7%                                      123,444

                                                                   -------------
NET ASSETS - 100.0%                                                $  17,263,948
                                                                   =============

                         GE LIFESTYLE AGGRESIVE STRATEGY

                   SCHEDULE OF INVESTMENTS -DECEMBER 31, 2005

                                                       NUMBER OF
                                                          SHARES           VALUE
--------------------------------------------------------------------------------
EQUITY - 99.2%
--------------------------------------------------------------------------------
GE Fixed Income Fund (Class A)                           105,388   $   1,266,762
GE International Equity Fund (Class A)                   117,244       1,970,876
GE Small-Cap Value Equity Fund (Class A)                 101,465       1,558,497
GE U.S. Equity Fund (Class A)                            108,206       2,964,829
                                                                       7,760,964

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.6%
--------------------------------------------------------------------------------
GEI Short-Term Investment Fund
 4.42%                                                    50,283          50,283

TOTAL INVESTMENTS                                                      7,811,247
  (COST $6,915,786)

OTHER ASSETS AND LIABILITIES - 0.2%                                       12,694

                                                                   -------------
NET ASSETS - 100.0%                                                $   7,823,941
                                                                   =============


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Funds, Inc.

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Lifestyle Funds

Date:  March 01, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Lifestyle Funds

Date:  March 01, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Lifestyle Funds

Date:  March 01, 2006